Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of share listing expense is non-recurring in nature and represents a share-based payment	The share listing expense is non-recurring in nature and represents a share-based payment made in exchange for a listing service.

As of 17 March 2022
$’000
Fair value of equity consideration issued by the Company
Fair value of Bridgetown 2 Class A ordinary shares outstanding	137,233
Fair value of Bridgetown 2 Class B ordinary shares outstanding	84,318
221,551
Bridgetown 2 net assets acquired
Net cash proceeds from Bridgetown 2	134,481
Warrant liabilities (Note 21)	(27,746)
Others	9,866
116,601
Share listing expense	104,950

Summary of acquisition date fair value of the assets/liabilities assumed

The following table summarizes the acquisition date fair value of the assets/liabilities assumed and related goodwill acquired from Sendtech:

As of 13 October 2022
$’000
Total assets
Cash and cash equivalents	74
Internally developed computer software (Note 15(e))	163
Trade and other receivables	66
303
Total liabilities
Borrowings	(63)
Trade and other payables	(631)
Deferred revenue	(64)
(758)
Net identifiable liabilities acquired	(455)
Add: goodwill	2,763
Total purchase consideration	2,308